Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 3,432	$ 5,393
Cash and balances at central banks classified as cash equivalents	[1]	160,541	149,430
Loans and advances to banks classified as cash equivalents		15,001	14,339
Money market paper classified as cash equivalents		1,428	2,911
Disposal of subsidiaries, associates and intangible assets	[2]	$ 437	$ 14

[1]	Includes only balances with an original maturity of three months or less.
[2]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods